Net Loss Per Share Applicable to Common Shareholder (Tables)	12 Months Ended
Dec. 31, 2015
Noncontrolling Interest [Abstract]
Net Loss per Share

The following securities were not included in the diluted net loss per share calculation because their effect was anti-dilutive as of the periods presented:

	December 31,
	2015	2014
Common stock options	3,584,150	65,430
Common stock warrants - equity treatment	2,548,632	2,556,133
Common stock warrants - liability treatment	49,557,865	103,284

Excluded potentially dilutive securities	55,690,647	2,724,847